TRADE RECEIVABLES - Schedule of Maturities of Accounts Receivable (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Disclosure of accounts receivable [line items]
Total	$ 82,660,244	$ 68,061,708
Trade receivables | 0 to 30 days
Disclosure of accounts receivable [line items]
Total	18,075,028	22,987,141
Trade receivables | 31 to 60 days
Disclosure of accounts receivable [line items]
Total	2,771,095	1,949,242
Trade receivables | 61 to 90 days
Disclosure of accounts receivable [line items]
Total	524,095	1,319,931
Trade receivables | More than 90 days
Disclosure of accounts receivable [line items]
Total	9,195,653	7,146,420
To expire
Disclosure of accounts receivable [line items]
Total	$ 52,094,373	$ 34,658,974